SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2018
SUBSIDIARIES
The disclosure of significant subsidiaries

Name of Entity	Place of Incorporation	Percentage Owned
Sundance Energy Inc.	Colorado	100
SEA Eagle Ford, LLC	Texas	100
Armadillo E&P, Inc.	Delaware	100
NSE PEL570 LTD	Australia	100